RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) - CAD CAD in Millions	Jun. 30, 2015	Dec. 31, 2014
Fair Value of Derivatives
Total net financial asset/(liability)	CAD (3,820)	CAD (2,364)
Foreign Exchange Risk
Fair Value of Derivatives
Total net financial asset/(liability)	(2,403)	(1,433)
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(1,240)	(1,001)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(190)	50
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	13	20
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	326	568
Long-term derivative assets, Total Gross Derivative Instruments	171	199
Current derivative liabilities, Total Gross Derivative Instruments	(1,274)	(1,020)
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,029)	(2,078)
Total net financial asset/(liability)	(3,806)	(2,331)
Total Gross Derivative Instruments | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	13	13
Long-term derivative assets, Total Gross Derivative Instruments	76	51
Current derivative liabilities, Total Gross Derivative Instruments	(446)	(301)
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,046)	(1,196)
Total net financial asset/(liability)	(2,403)	(1,433)
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	2	8
Long-term derivative assets, Total Gross Derivative Instruments	5	5
Current derivative liabilities, Total Gross Derivative Instruments	(538)	(438)
Long-term derivative liabilities, Total Gross Derivative Instruments	(709)	(576)
Total net financial asset/(liability)	(1,240)	(1,001)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	301	535
Long-term derivative assets, Total Gross Derivative Instruments	85	135
Current derivative liabilities, Total Gross Derivative Instruments	(290)	(281)
Long-term derivative liabilities, Total Gross Derivative Instruments	(272)	(306)
Total net financial asset/(liability)	(176)	83
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	12
Long-term derivative assets, Total Gross Derivative Instruments	5	8
Long-term derivative liabilities, Total Gross Derivative Instruments	(2)
Total net financial asset/(liability)	13	20
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	62
Current derivative liabilities, Total Gross Derivative Instruments	(10)	(28)
Total net financial asset/(liability)		34
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	62
Current derivative liabilities, Total Gross Derivative Instruments	(10)	(28)
Total net financial asset/(liability)		34
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	109	173
Long-term derivative assets, Total Gross Derivative Instruments	97	86
Current derivative liabilities, Total Gross Derivative Instruments	(1,090)	(876)
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,848)	(1,897)
Total net financial asset/(liability)	(3,732)	(2,514)
Level 2 | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	13	13
Long-term derivative assets, Total Gross Derivative Instruments	76	51
Current derivative liabilities, Total Gross Derivative Instruments	(446)	(301)
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,046)	(1,196)
Total net financial asset/(liability)	(2,403)	(1,433)
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	2	8
Long-term derivative assets, Total Gross Derivative Instruments	5	5
Current derivative liabilities, Total Gross Derivative Instruments	(538)	(438)
Long-term derivative liabilities, Total Gross Derivative Instruments	(709)	(576)
Total net financial asset/(liability)	(1,240)	(1,001)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	84	140
Long-term derivative assets, Total Gross Derivative Instruments	11	22
Current derivative liabilities, Total Gross Derivative Instruments	(106)	(137)
Long-term derivative liabilities, Total Gross Derivative Instruments	(91)	(125)
Total net financial asset/(liability)	(102)	(100)
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	12
Long-term derivative assets, Total Gross Derivative Instruments	5	8
Long-term derivative liabilities, Total Gross Derivative Instruments	(2)
Total net financial asset/(liability)	13	20
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	207	333
Long-term derivative assets, Total Gross Derivative Instruments	74	113
Current derivative liabilities, Total Gross Derivative Instruments	(174)	(116)
Long-term derivative liabilities, Total Gross Derivative Instruments	(181)	(181)
Total net financial asset/(liability)	(74)	149
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	207	333
Long-term derivative assets, Total Gross Derivative Instruments	74	113
Current derivative liabilities, Total Gross Derivative Instruments	(174)	(116)
Long-term derivative liabilities, Total Gross Derivative Instruments	(181)	(181)
Total net financial asset/(liability)	CAD (74)	CAD 149